REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Financial Information of The Company's Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 926,867	$ 871,995	$ 821,515
Operating income (loss)	166,106	106,294	75,459
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	688,060	674,797	658,467
Operating income (loss)	206,994	15,105	135,465
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	238,807	197,198	163,048
Operating income (loss)	$ 73,131	$ 46,878	$ 29,449
Not Allocated [Member]
Segment Reporting Information [Line Items]
Revenues
Operating income (loss)	$ (114,019)	$ (91,635)	$ (89,455)